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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM 13F

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                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hayground Cove Asset Management LLC
Address:   1370 Sixth Avenue, 28/th/ Floor, New York, NY 10019

Form 13F File Number: 28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Ader
Title: Portfolio Manager
Phone: 212-445-7800

Signature, Place, and Date of Signing:
/s/Jason Ader   New York, NY    November 10, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15 items

Form 13F Information Table Value Total: $95,259 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                            VOTING AUTHORITY
                        TITLE OF              VALUE            SH/ PUT/ INVESTMENT
NAME OF ISSUER           CLASS     CUSIP    (X$1,000)  SHARES  PRN CALL DISCRETION MANAGERS   SOLE     NONE
--------------          -------- ---------- --------- -------- --- ---- ---------- --------  --------  ----
Western Digital Corp...   COM    958102105    3699      130275 SH          SOLE      NONE     130275    0
Harley-Davidson Inc....   COM    412822108    4828      169765 SH          SOLE      NONE     169765    0
Electronic Arts Inc....   COM    285512109    6620      402466 SH          SOLE      NONE     402466    0
Costco Wholesale Corp..   COM    22160K105    6746      104606 SH          SOLE      NONE     104606    0
Edison International...   COM    281020107    6865      199615 SH          SOLE      NONE     199615    0
UnitedHealth Group Inc.   COM    91324P102    6887      196145 SH          SOLE      NONE     196145    0
Wal-Mart Stores Inc....   COM    931142103    6888      128702 SH          SOLE      NONE     128702    0
Dell Inc...............   COM    24702R101    6909      532704 SH          SOLE      NONE     532704    0
Pfizer Inc.............   COM    717081103    6911      402498 SH          SOLE      NONE     402498    0
Aetna Inc..............   COM    00817Y108    6916      218804 SH          SOLE      NONE     218804    0
FedEx Corp.............   COM    31428X106    6925       80994 SH          SOLE      NONE      80994    0
Northrop Grumman Corp..   COM    666807102    6977      115075 SH          SOLE      NONE     115075    0
Lockheed Martin Corp...   COM    539830109    7075       99250 SH          SOLE      NONE      99250    0
India Hospitality Corp.          B40Z3X6 GB   8115     9221098 SH          SOLE      NONE    9221098    0
WESTERN LIBERTY
  BANCORP..............          961443116    2898    13799559 SH          SOLE      NONE   13799559    0